Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	DANA INC
Entity Incorporation State Country Code	DE
Entity File Number	1-1063
Entity Tax Identification Number	26-1531856
Entity Address Address Line 1	3939 Technology Drive
Entity Address City Or Town	Maumee
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43537
City Area Code	419
Local Phone Number	887-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	DAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000026780